Equity (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure Of Equity [Abstract]
Summary of Dividend Payout

The following table provides details of per share dividend recognized during fiscal 2024, 2023 and 2022:

	Fiscal 2024	Fiscal 2023	Fiscal 2022
Dividend per Equity Share (₹)
Interim dividend(2)	18.00	16.50	15.00
Final dividend(3)	17.50	16.00	15.00
Dividend per Equity Share/ADS ($)(1)
Interim dividend(2)	0.22	0.20	0.20
Final dividend(3)	0.21	0.21	0.20

(1)
Converted at the monthly exchange rate in the month of declaration of dividend
(2)
Represents interim dividend for the respective fiscal year
(3)
Represents final dividend for the preceding fiscal year